Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000013178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
AssetsNet	$ 138,280,991
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$138,280,991
# of Portfolio Holdings	123
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Other Revenue	4.3%
Electric Utilities	5.6%
Industrial Development Revenue	5.9%
Special Tax Revenue	6.0%
Education	6.7%
Housing	9.9%
Hospital	10.8%
Transportation	13.0%
General Obligations	14.4%
Water and Sewer	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.1%
BB	1.1%
BBB	4.1%
A	16.8%
AA	60.6%
AAA	9.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%	[2]
AssetsNet	$ 138,280,991
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$138,280,991
# of Portfolio Holdings	123
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Other Revenue	4.3%
Electric Utilities	5.6%
Industrial Development Revenue	5.9%
Special Tax Revenue	6.0%
Education	6.7%
Housing	9.9%
Hospital	10.8%
Transportation	13.0%
General Obligations	14.4%
Water and Sewer	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.1%
BB	1.1%
BBB	4.1%
A	16.8%
AA	60.6%
AAA	9.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063956
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class I
Trading Symbol	EIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[3]
AssetsNet	$ 138,280,991
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$138,280,991
# of Portfolio Holdings	123
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Other Revenue	4.3%
Electric Utilities	5.6%
Industrial Development Revenue	5.9%
Special Tax Revenue	6.0%
Education	6.7%
Housing	9.9%
Hospital	10.8%
Transportation	13.0%
General Obligations	14.4%
Water and Sewer	16.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.1%
BB	1.1%
BBB	4.1%
A	16.8%
AA	60.6%
AAA	9.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013104
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 90,620,049
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$90,620,049
# of Portfolio Holdings	107
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.8%
Senior Living/Life Care	3.1%
Lease Rev./Cert. of Participation	5.0%
Special Tax Revenue	7.0%
Education	7.9%
Transportation	12.8%
Housing	14.8%
Hospital	19.1%
General Obligations	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.8%
BB	2.5%
BBB	6.2%
A	21.3%
AA	42.5%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013106
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[5]
AssetsNet	$ 90,620,049
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$90,620,049
# of Portfolio Holdings	107
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.8%
Senior Living/Life Care	3.1%
Lease Rev./Cert. of Participation	5.0%
Special Tax Revenue	7.0%
Education	7.9%
Transportation	12.8%
Housing	14.8%
Hospital	19.1%
General Obligations	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.8%
BB	2.5%
BBB	6.2%
A	21.3%
AA	42.5%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063947
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[6]
AssetsNet	$ 90,620,049
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$90,620,049
# of Portfolio Holdings	107
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.8%
Senior Living/Life Care	3.1%
Lease Rev./Cert. of Participation	5.0%
Special Tax Revenue	7.0%
Education	7.9%
Transportation	12.8%
Housing	14.8%
Hospital	19.1%
General Obligations	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.8%
BB	2.5%
BBB	6.2%
A	21.3%
AA	42.5%
AAA	20.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013120
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[7]
AssetsNet	$ 96,548,207
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$96,548,207
# of Portfolio Holdings	101
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.7%
Special Tax Revenue	4.2%
Housing	4.3%
Senior Living/Life Care	5.4%
Transportation	6.9%
Water and Sewer	7.1%
Education	8.9%
Hospital	11.8%
Lease Rev./Cert. of Participation	12.7%
General Obligations	29.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.4%
BBB	4.6%
A	18.3%
AA	68.0%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013122
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%	[8]
AssetsNet	$ 96,548,207
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$96,548,207
# of Portfolio Holdings	101
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.7%
Special Tax Revenue	4.2%
Housing	4.3%
Senior Living/Life Care	5.4%
Transportation	6.9%
Water and Sewer	7.1%
Education	8.9%
Hospital	11.8%
Lease Rev./Cert. of Participation	12.7%
General Obligations	29.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.4%
BBB	4.6%
A	18.3%
AA	68.0%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092719
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[9]
AssetsNet	$ 96,548,207
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$96,548,207
# of Portfolio Holdings	101
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.7%
Special Tax Revenue	4.2%
Housing	4.3%
Senior Living/Life Care	5.4%
Transportation	6.9%
Water and Sewer	7.1%
Education	8.9%
Hospital	11.8%
Lease Rev./Cert. of Participation	12.7%
General Obligations	29.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.4%
BBB	4.6%
A	18.3%
AA	68.0%
AAA	1.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013136
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[10]
AssetsNet	$ 260,794,336
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$260,794,336
# of Portfolio Holdings	223
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.4%
Electric Utilities	3.9%
General Obligations	4.8%
Housing	6.6%
Senior Living/Life Care	7.8%
Education	10.4%
Transportation	11.4%
Lease Rev./Cert. of Participation	13.4%
Hospital	16.0%
Water and Sewer	19.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
BB	0.2%
BBB	7.0%
A	5.1%
AA	67.7%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013138
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.46%	[11]
AssetsNet	$ 260,794,336
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$260,794,336
# of Portfolio Holdings	223
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.4%
Electric Utilities	3.9%
General Obligations	4.8%
Housing	6.6%
Senior Living/Life Care	7.8%
Education	10.4%
Transportation	11.4%
Lease Rev./Cert. of Participation	13.4%
Hospital	16.0%
Water and Sewer	19.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
BB	0.2%
BBB	7.0%
A	5.1%
AA	67.7%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063950
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[12]
AssetsNet	$ 260,794,336
Holdings Count | Holding	223
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$260,794,336
# of Portfolio Holdings	223
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.4%
Electric Utilities	3.9%
General Obligations	4.8%
Housing	6.6%
Senior Living/Life Care	7.8%
Education	10.4%
Transportation	11.4%
Lease Rev./Cert. of Participation	13.4%
Hospital	16.0%
Water and Sewer	19.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.2%
BB	0.2%
BBB	7.0%
A	5.1%
AA	67.7%
AAA	14.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013142
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class A
Trading Symbol	ETORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[13]
AssetsNet	$ 260,890,012
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$260,890,012
# of Portfolio Holdings	175
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	4.3%
Transportation	4.4%
Electric Utilities	4.5%
Housing	5.2%
Education	7.5%
Water and Sewer	10.3%
Hospital	12.7%
General Obligations	46.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.6%
BB	1.7%
BBB	2.7%
A	5.8%
AA	80.1%
AAA	7.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013144
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class C
Trading Symbol	ECORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[14]
AssetsNet	$ 260,890,012
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$260,890,012
# of Portfolio Holdings	175
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	4.3%
Transportation	4.4%
Electric Utilities	4.5%
Housing	5.2%
Education	7.5%
Water and Sewer	10.3%
Hospital	12.7%
General Obligations	46.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.6%
BB	1.7%
BBB	2.7%
A	5.8%
AA	80.1%
AAA	7.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092722
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class I
Trading Symbol	EIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[15]
AssetsNet	$ 260,890,012
Holdings Count | Holding	175
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$260,890,012
# of Portfolio Holdings	175
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.4%
Special Tax Revenue	4.3%
Transportation	4.4%
Electric Utilities	4.5%
Housing	5.2%
Education	7.5%
Water and Sewer	10.3%
Hospital	12.7%
General Obligations	46.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	2.6%
BB	1.7%
BBB	2.7%
A	5.8%
AA	80.1%
AAA	7.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013151
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	EASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[16]
AssetsNet	$ 240,080,538
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$240,080,538
# of Portfolio Holdings	167
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.5%
Senior Living/Life Care	4.2%
Transportation	4.4%
Education	6.1%
Lease Rev./Cert. of Participation	6.6%
Housing	8.0%
Water and Sewer	11.0%
Electric Utilities	11.4%
Short-Term Investments	13.3%
Hospital	14.4%
General Obligations	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	7.8%
BB	2.8%
BBB	4.7%
A	26.7%
AA	47.6%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013153
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%	[17]
AssetsNet	$ 240,080,538
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$240,080,538
# of Portfolio Holdings	167
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.5%
Senior Living/Life Care	4.2%
Transportation	4.4%
Education	6.1%
Lease Rev./Cert. of Participation	6.6%
Housing	8.0%
Water and Sewer	11.0%
Electric Utilities	11.4%
Short-Term Investments	13.3%
Hospital	14.4%
General Obligations	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	7.8%
BB	2.8%
BBB	4.7%
A	26.7%
AA	47.6%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063952
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[18]
AssetsNet	$ 240,080,538
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$240,080,538
# of Portfolio Holdings	167
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.5%
Senior Living/Life Care	4.2%
Transportation	4.4%
Education	6.1%
Lease Rev./Cert. of Participation	6.6%
Housing	8.0%
Water and Sewer	11.0%
Electric Utilities	11.4%
Short-Term Investments	13.3%
Hospital	14.4%
General Obligations	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	7.8%
BB	2.8%
BBB	4.7%
A	26.7%
AA	47.6%
AAA	10.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013157
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[19]
AssetsNet	$ 73,965,164
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$73,965,164
# of Portfolio Holdings	104
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Short-Term Investments	3.1%
Special Tax Revenue	3.2%
Bond Bank	3.7%
Housing	5.7%
Lease Rev./Cert. of Participation	7.1%
Senior Living/Life Care	7.4%
Education	8.7%
Water and Sewer	11.8%
Hospital	14.2%
General Obligations	14.3%
Transportation	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.2%
B	1.1%
BB	3.0%
BBB	6.7%
A	5.2%
AA	57.7%
AAA	18.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013159
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[20]
AssetsNet	$ 73,965,164
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$73,965,164
# of Portfolio Holdings	104
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Short-Term Investments	3.1%
Special Tax Revenue	3.2%
Bond Bank	3.7%
Housing	5.7%
Lease Rev./Cert. of Participation	7.1%
Senior Living/Life Care	7.4%
Education	8.7%
Water and Sewer	11.8%
Hospital	14.2%
General Obligations	14.3%
Transportation	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.2%
B	1.1%
BB	3.0%
BBB	6.7%
A	5.2%
AA	57.7%
AAA	18.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063953
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class I
Trading Symbol	EVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[21]
AssetsNet	$ 73,965,164
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$73,965,164
# of Portfolio Holdings	104
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Short-Term Investments	3.1%
Special Tax Revenue	3.2%
Bond Bank	3.7%
Housing	5.7%
Lease Rev./Cert. of Participation	7.1%
Senior Living/Life Care	7.4%
Education	8.7%
Water and Sewer	11.8%
Hospital	14.2%
General Obligations	14.3%
Transportation	16.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	8.2%
B	1.1%
BB	3.0%
BBB	6.7%
A	5.2%
AA	57.7%
AAA	18.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

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